Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 72
3 years	228
5 years	405
10 years	$ 919